Summary Of Significant Accounting Policies (Capitalized Software Costs And Related Accumulated Amortization) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Summary Of Significant Accounting Policies
Capitalized software	$ 79.9	$ 72.9
Accumulated amortization	(56.1)	(49.3)
Capitalized software, net of accumulated amortization	$ 23.8	$ 23.6